Significant accounting estimates and assumptions - Additional Information (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of changes in accounting estimates [line items]
Loans subject to deferred repayment inclusive of interest	₩ 2,177,011	₩ 2,595,642
Financial assets at amortised cost, class [member] | Woori card [Member]
Disclosure of changes in accounting estimates [line items]
Loans subject to deferred repayment inclusive of interest	6,670
Financial assets at amortised cost, class [member] | Woori Financial Capital Co., Ltd. [Member]
Disclosure of changes in accounting estimates [line items]
Loans subject to deferred repayment inclusive of interest	52,611	80,291
Covid Nineteen [Member] | Financial assets at amortised cost, class [member] | Woori card [Member]
Disclosure of changes in accounting estimates [line items]
Cumulative increase in the expected credit losses	177
Covid Nineteen [Member] | Financial assets at amortised cost, class [member] | Woori Financial Capital Co., Ltd. [Member]
Disclosure of changes in accounting estimates [line items]
Cumulative increase in the expected credit losses	₩ 10,606	₩ 15,575